SEGMENT DISCLOSURES - Disclosure of detailed information about entity reportable segments, income and expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Segments [Line Items]
Revenue	$ 217,639	$ 205,463
Cost of sales excluding depreciation	145,666	140,967
Depreciation	29,894	27,885
Mine operating earnings	42,079	36,611
Net earnings and comprehensive earnings	(31,476)	6,123
Guanacevi [Member]
Disclosure Of Segments [Line Items]
Revenue	147,281	151,508
Cost of sales excluding depreciation	103,596	101,763
Depreciation	19,476	15,480
Mine operating earnings	24,209	34,265
Net earnings and comprehensive earnings	13,526	23,722
Bolanitos [Member]
Disclosure Of Segments [Line Items]
Revenue	70,358	53,955
Cost of sales excluding depreciation	42,070	39,204
Depreciation	10,418	12,405
Mine operating earnings	17,870	2,346
Net earnings and comprehensive earnings	19,062	1,737
Terronera [Member]
Disclosure Of Segments [Line Items]
Revenue	0	0
Cost of sales excluding depreciation	0	0
Depreciation	0	0
Mine operating earnings	0	0
Net earnings and comprehensive earnings	(37,277)	(4,954)
Exploration [Member]
Disclosure Of Segments [Line Items]
Revenue	0	0
Cost of sales excluding depreciation	0	0
Depreciation	0	0
Mine operating earnings	0	0
Net earnings and comprehensive earnings	(12,273)	(11,078)
Corporate [Member]
Disclosure Of Segments [Line Items]
Revenue	0	0
Cost of sales excluding depreciation	0	0
Depreciation	0	0
Mine operating earnings	0	0
Net earnings and comprehensive earnings	$ (14,514)	$ (3,304)